SUPPLEMENT
DATED AUGUST 27, 2010 TO
THE HARTFORD ADVISERS FUND

PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED MARCH 1, 2010, AS LAST SUPPLEMENTED JULY 1, 2010

Effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

Christopher L. Gootkind, CFA, no longer serves as portfolio manager of The Hartford Advisers Funds.  Accordingly, all references and disclosures concerning Mr. Gootkind are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

August 2010

SUPPLEMENT

DATED AUGUST 27, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2010, AS AMENDED AND RESTATED MAY 28, 2010
AND LAST AMENDED AUGUST 13, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

Effective immediately, the SAI is revised as follows:

The Hartford Advisers Fund

Christopher L. Gootkind, CFA, no longer serves as portfolio manager of The Hartford Advisers Fund.  Accordingly, all references and disclosures concerning Mr. Gootkind are hereby deleted.

This Supplement should be retained with your SAI for future reference.

August 2010